Feb. 28, 2018

Janus Detroit Street Trust

Janus Velocity Tail Risk Hedged Large Cap ETF

Supplement dated March 6, 2018

to Currently Effective Prospectus and

Statement of Additional Information (“SAI”)

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved a plan to liquidate and terminate Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”), effective on or about March 26, 2018 (the “Liquidation Date”). The Fund is no longer accepting creation orders. The Fund will continue to process creation unit redemption orders until trading of the Fund’s shares on the NYSE Arca, Inc. (“NYSE”) is halted. Trading in the Fund will be halted prior to market open on or about March 21, 2018. Proceeds of the liquidation will be sent to shareholders as of March 26, 2018 on or about March 27, 2018. The decision to liquidate the Funds is based on unanticipated changes to components of the Fund’s underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”), and a regular review of the exchange traded product line-up.

Prior to liquidation, and subject to the discussion below, the Fund will continue to pursue its investment objective, which is to seek investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. However, effective at the close of business on February 27, 2018, the two exchange-traded funds which comprise the “Volatility Component” of the Underlying Index, (the “Underlying Volatility ETFs”), changed their level of exposure to the S&P® 500 VIX Short-Term Futures Index (“Short Term VIX Futures”), as noted below.

Underlying Volatility ETF	Previous Exposure to Short Term VIX Futures	Revised Exposure to Short Term VIX Futures
ProShares Ultra VIX Short-Term Futures ETF ETF (“UVXY”)	Twice the return of Short-Term VIX Futures on a daily basis	1.5 times the return of Short-Term VIX Futures on a daily basis
ProShares Short VIX Short-Term Futures ETF (“SXVY”)	One times the inverse of the return of Short-Term VIX Futures on a daily basis	½ times the inverse of the return of Short-Term VIX Futures on a daily basis

Given the changes to the Underlying Volatility ETFs, the Volatility Component of the Underlying Index will no longer function as originally designed. As a result, rather than seeking to track the Volatility Component of the Underlying Index, the Fund will, until the liquidation date and consistent with its existing disclosure, continue to seek to generally provide a level of volatility exposure through swaps or other instruments that is similar to the exposure that the Underlying Index represented prior to the changes announced by the Underlying Volatility ETFs. The Fund will continue to seek to achieve that level of exposure via swaps on related volatility indices, which reference VIX futures prices and reflect two times long and one times inverse daily resetting exposure. By not seeking to track the Volatility Component of the Underlying Index, the Fund will experience significant tracking error compared to the Underlying Index. You should consider whether the Fund, which will seek a different level of volatility exposure than the Volatility Component of the Underlying Index, is an appropriate investment for you.

Prior to and through the close of trading on the NYSE, the Fund will undertake the process of closing down and liquidating its portfolio. This process may result in the Fund holding cash and securities that may not be consistent with its investment objective and strategies. During this period, the Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on March 21, 2018 and the Liquidation Date, because shares will not be traded on the NYSE, there may not be a trading market for the Fund’s shares.

You may sell shares of the Fund on NYSE until market close on March 20, 2018, and you may incur typical transaction fees from your broker-dealer. Shares held as of the close of business on the Liquidation Date will be automatically liquidated for cash at the current net asset value. Proceeds of the liquidation will be paid through the broker-dealer with which you hold shares of the Fund. Shareholders will generally recognize a capital gain or loss on the liquidation proceeds. The Fund may or may not, depending upon the Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the liquidations payments. Please consult your tax advisor about the potential tax consequences.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Volatility Hedged Large Cap ETF

Supplement dated March 6, 2018

to Currently Effective Prospectus and

Statement of Additional Information (“SAI”)

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved a plan to liquidate and terminate Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”), effective on or about March 26, 2018 (the “Liquidation Date”). The Fund is no longer accepting creation orders. The Fund will continue to process creation unit redemption orders until trading of the Fund’s shares on the NYSE Arca, Inc. (“NYSE”) is halted. Trading in the Fund will be halted prior to market open on or about March 21, 2018. Proceeds of the liquidation will be sent to shareholders as of March 26, 2018 on or about March 27, 2018. The decision to liquidate the Fund is based on unanticipated changes to components of the Fund’s underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”), and a regular review of the exchange traded product line-up.

Prior to liquidation, and subject to the discussion below, the Fund will continue to pursue its investment objective, which is to seek investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. However, effective at the close of business on February 27, 2018, the two exchange-traded funds which comprise the “Volatility Component” of the Underlying Index, (the “Underlying Volatility ETFs”), changed their level of exposure to the S&P® 500 VIX Short-Term Futures Index (“Short Term VIX Futures”), as noted below.

Underlying Volatility ETF	Previous Exposure to Short Term VIX Futures	Revised Exposure to Short Term VIX Futures
ProShares Ultra VIX Short-Term Futures ETF ETF (“UVXY”)	Twice the return of Short-Term VIX Futures on a daily basis	1.5 times the return of Short-Term VIX Futures on a daily basis
ProShares Short VIX Short-Term Futures ETF (“SXVY”)	One times the inverse of the return of Short-Term VIX Futures on a daily basis	½ times the inverse of the return of Short-Term VIX Futures on a daily basis

Given the changes to the Underlying Volatility ETFs, the Volatility Component of the Underlying Index will no longer function as originally designed. As a result, rather than seeking to track the Volatility Component of the Underlying Index, the Fund will, until the liquidation date and consistent with its existing disclosure, continue to seek to generally provide a level of volatility exposure through swaps or other instruments that is similar to the exposure that the Underlying Index represented prior to the changes announced by the Underlying Volatility ETFs . The Fund will continue to seek to achieve that level of exposure via swaps on related volatility indices, which reference VIX futures prices and reflect two times long and one times inverse daily resetting exposure. By not seeking to track the Volatility Component of the Underlying Index, the Fund will experience significant tracking error compared to the Underlying Index. You should consider whether the Fund, which will seek a different level of volatility exposure than the Volatility Component of the Underlying Index, is an appropriate investment for you.

Prior to and through the close of trading on the NYSE, the Fund will undertake the process of closing down and liquidating its portfolio. This process may result in the Fund holding cash and securities that may not be consistent with its investment objective and strategies. During this period, the Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on March 21, 2018 and the Liquidation Date, because shares will not be traded on the NYSE, there may not be a trading market for the Fund’s shares.

You may sell shares of the Fund on NYSE until market close on March 20, 2018, and you may incur typical transaction fees from your broker-dealer. Shares held as of the close of business on the Liquidation Date will be automatically liquidated for cash at the current net asset value. Proceeds of the liquidation will be paid through the broker-dealer with which you hold shares of the Fund. Shareholders will generally recognize a capital gain or loss on the liquidation proceeds. The Fund may or may not, depending upon the Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the liquidations payments. Please consult your tax advisor about the potential tax consequences.

Please retain this Supplement with your records.